Shareholder Report, Average Annual Return (Details)	12 Months Ended	30 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000246534
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Total Return Bond ETF at NAV
Without Sales Load [Member] | C000246534
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%	4.46%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%	3.85%
FEDERATED INDEX: Bloomberg US Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Index
Average Annual Return, Percent	4.15%	4.34%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	3.79%	4.00%